UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PilotRock Investment Partners GP, LLC

Address:   1700 East Putnam Avenue
           Old Greenwich, CT 06870


Form 13F File Number: 28-10617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member
Phone:  (203) 698-8812

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas D. O'Malley, Jr.        Old Greenwich, CT                  8/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $      106,714
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10619              O'Malley, Jr., Thomas D
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AETNA INC NEW                COM              00817Y108     5070   115000 SH       SOLE       1         115000      0    0
ANNALY CAP MGMT INC          COM              035710409     2706   150000 SH       SOLE       1         150000      0    0
BARCLAYS BK PLC              ADR 2 PREF 2     06739F390      944    39263 SH       SOLE       1          39263      0    0
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER   096627104     2904   100000 SH       SOLE       1         100000      0    0
BOEING CO                    COM              097023105     2218    30000 SH       SOLE       1          30000      0    0
BRUKER CORP                  COM              116794108     4084   200597 SH       SOLE       1         200597      0    0
CALUMET SPECIALTY PRODS PTNR UT LTD PARTNER   131476103     2688   125000 SH       SOLE       1         125000      0    0
CENTURYLINK INC              COM              156700106     6065   150000 SH       SOLE       1         150000      0    0
DEAN FOODS CO NEW            COM              242370104     2072   168842 SH       SOLE       1         168842      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857     2645    50000 SH       SOLE       1          50000      0    0
FRONTIER COMMUNICATIONS CORP COM              35906A108     4953   613696 SH       SOLE       1         613696      0    0
GREAT BASIN GOLD LTD         COM              390124105     1197   572637 SH       SOLE       1         572637      0    0
HALLIBURTON CO               COM              406216101     1530    30000 SH       SOLE       1          30000      0    0
INERGY L P                   UNIT LTD PTNR    456615103     4420   125000 SH       SOLE       1         125000      0    0
LAS VEGAS SANDS CORP         COM              517834107     1055    25000 SH       SOLE       1          25000      0    0
LIFE TECHNOLOGIES CORP       COM              53217V109     2604    50000 SH       SOLE       1          50000      0    0
LILLY ELI & CO               COM              532457108     3753   100000 SH       SOLE       1         100000      0    0
MGM RESORTS INTERNATIONAL    COM              552953101      991    75000 SH       SOLE       1          75000      0    0
NATIONAL OILWELL VARCO INC   COM              637071101     1955    25000 SH       SOLE       1          25000      0    0
NEWMONT MINING CORP          COM              651639106     6746   125000 SH  CALL SOLE       1                     0    0
PENN VA RESOURCES PARTNERS L COM              707884102     3368   125000 SH       SOLE       1         125000      0    0
PFIZER INC                   COM              717081103     5150   250000 SH       SOLE       1         250000      0    0
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297     1035    30000 SH  CALL SOLE       1                     0    0
SCHLUMBERGER LTD             COM              806857108     2592    30000 SH       SOLE       1          30000      0    0
SEADRILL LIMITED             SHS              G7945E105     3263    92500 SH       SOLE       1          92500      0    0
SILVER WHEATON CORP          COM              828336107     4125   125000 SH  CALL SOLE       1                     0    0
TRANSATLANTIC PETROLEUM LTD  SHS              G89982105     4098  2442924 SH       SOLE       1        2442924      0    0
UNITEDHEALTH GROUP INC       COM              91324P102     3869    75000 SH       SOLE       1          75000      0    0
VALERO ENERGY CORP NEW       COM              91913Y100     3836   150000 SH       SOLE       1         150000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     5344   200000 SH       SOLE       1         200000      0    0
WELLPOINT INC                COM              94973V107     2363    30000 SH       SOLE       1          30000      0    0
YAMANA GOLD INC              COM              98462Y100     7071   608000 SH       SOLE       1         608000      0    0